Financial Risk Management - Market Risk - Foreign currency risk (Details) - Foreign currency risk € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)
Net gains (losses) on investments:
Investing activities	$ (366.5)	$ (122.3)
Underwriting activities	8.6	41.2
Foreign currency contracts	53.6	(12.0)
Foreign currency net losses	(304.3)	(93.1)
Hedges of net investment in Canadian subsidiaries | Unsecured senior notes
Financial Risk Management
Debt hedges			$ 2,800.0		$ 2,800.0
Debt hedges at fair value	1,926.8	2,364.6
Gains (losses) on hedge of net investment in Canadian subsidiaries	149.5	(16.7)
Hedges of net investment in European operations | Unsecured senior notes
Financial Risk Management
Debt hedges | €				€ 750.0		€ 750.0
Debt hedges at fair value	698.3	926.3
Gains (losses) on hedge of net investment in Canadian subsidiaries	$ 51.8	$ 63.9